UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 1999

Check here if Amendment  [X]; Amendment Number: 1
This Amendment (Check only one.  [X] is a restatement.
						   [ ] adds new holdings entries.

Name:	Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA  02110


13F  File Number:	28-5470

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		James P. Record
Title:		Compliance Officer
Phone:		617-330-8844
Signature, Place, and Date of Signing:

	James P. Record	Boston, MA	May 13, 1999

Report type  (Check only one.):

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE REPORT

[ ]	13F COMBINATION REPORT

List of other Managers Reporting for this manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		2

Form 13F Information Table Entry Total:	20

Form 13F Information Table Value Total:	$238,715


List of Other Included Managers:

	No.	13F File Number	Name

	01	28-6420			Soros Fund Management
	02	28-4528			Fleet Investment Advisors

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                                                FORM 13F INFORMATION
                                         VALUE  SHARES/ SH/PUT/INVSTMTOTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE   CUSIP  (X$1000)PRN AMT PRNCALLDSCRETNMANAG  SOLE  SHAR  NONE
ASIA PULP AND PAPER      COM   04516V100    4144  527050SH     SOLE          527050
BANCO LATINOAMERICANO    COM   P16994132    1321   50800SH     SOLE                       50800
BARRICK GOLD CORP        COM   067901108    3621  185700SH     SOLE           65700      120000
BIORA                    COM   09065Q105     434   33100SH     SOLE                       33100
DE BEERS CONS MINES      COM   240253302    7266  383700SH     OTHER  01     383700
DE RIGO                  COM   245334107     553   75000SH     SOLE           75000
ECHO BAY MINES           COM   278751102     703  416900SH     SOLE          392500       24400
ELF AQUITAINE            COM   286269105   22787  338526SH     SOLE          338526
GUCCI                    COM   401566104  100840 1252675SH     OTHER  02     667875      584800
INCO LTD                 COM   453258402    6417  482024SH     SOLE          166314      315710
INFINITY BROADCAST CORP  COM   45662S102    2474   96100SH     SOLE           96100
KOOR INDUSTRIES LTD      COM   500507108     885   41900SH     SOLE                       41900
PLACER DOME              COM   725906101    2536  226700SH     SOLE          202500       24200
POHANG IRON AND STEEL    COM   730450103   71235 3985177SH     SOLE         3985177
PORTUGAL TELECOM         COM   737273102    1408   32128SH     SOLE                       32128
SOUTHERN PERU COPPER     COM   843611104     461   45900SH     SOLE                       45900
TELECOM ARGENTINA        COM   879273209    1095   39900SH     SOLE                       39900
TELEGLOBE INC            COM   87941V100    4683  154500SH     SOLE          154500
TELEWEST PLC             COM   87956P105    2595   59154SH     SOLE           59154
YPF                      COM   984245100    3257  103200SH     SOLE                      103200



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